Fair Value Measurements (Details) - Schedule of Key Inputs for the Binomial Lattice Model	9 Months Ended	12 Months Ended
	Sep. 30, 2023 $ / shares $ / item	Dec. 31, 2022 $ / shares $ / item
Binomial Lattice Model [Member]
Fair Value Measurements (Details) - Schedule of Key Inputs for the Binomial Lattice Model [Line Items]
Stock price (in Dollars per share) | $ / shares	$ 10.55	$ 10.02
Strike price (in Dollars per Item) | $ / item	11.5	11.5
Effective expiration date	Sep. 17, 2024	Sep. 17, 2023
Volatility		7.00%
Risk-free rate	5.47%	4.69%
Dividend yield	0.00%	0.00%
Convertible Promissory Notes [Member]
Fair Value Measurements (Details) - Schedule of Key Inputs for the Binomial Lattice Model [Line Items]
Stock price (in Dollars per share) | $ / shares		$ 10.02
Strike price (in Dollars per Item) | $ / item		11.5
Effective expiration date		Sep. 17, 2023
Volatility		7.00%
Risk-free rate		4.69%
Dividend yield		0.00%